Finance Lease Receivables - Summary of Nonaccrual Finance Lease Receivables (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Non Accrual Financial Lease Receivables [Line Items]
Nonaccrual finance lease receivables	¥ 298,090,833	$ 43,355,513	¥ 181,193,812
Less: allowance for nonaccrual financial lease receivables	249,337,315	36,264,608	147,790,782
Nonaccrual finance lease receivables, net	48,753,518	7,090,905	¥ 33,403,030
Financial Lease Receivable [Member]
Non Accrual Financial Lease Receivables [Line Items]
Nonaccrual finance lease receivables	15,486,171	2,252,370
Less: allowance for nonaccrual financial lease receivables	(2,399,986)	(349,063)
Nonaccrual finance lease receivables, net	¥ 13,086,185	$ 1,903,307